======================================================================
          SEI LIQUID ASSET TRUST
          ======================================================================
          SEMI-ANNUAL REPORT
          ======================================================================
















                                 December 31, 1995

STATEMENT OF NET ASSETS
================================================================================

SEI Liquid Asset Trust--December 31, 1995 (Unaudited)
TREASURY SECURITIES PORTFOLIO


--------------------------------------------------------------------------------

Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 23.4%
   U.S. Treasury Bill
     5.880%, 05/30/96                                 $   204,000   $   199,291
   U.S. Treasury Note
     4.380%, 08/15/96                                      80,000        79,332
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $278,623,353)                                                  278,623
                                                                    -----------
REPURCHASE AGREEMENTS -- 77.0%
   Goldman Sachs(A) 5.90%, dated
     12/29/95, matures 01/02/96,
     repurchase price $135,088,500
     (collateralized by U.S. Treasury
     Bonds total par value $31,290,030,
     7.5%-13.75%, 08/15/04-11/15/24:
     U.S. Treasury Notes total par
     value $93,540,630, 4.375%-8.875%,
     02/29/96-08/15/02: total market
     value $137,853,457)                                  135,000       135,000
   Goldman Sachs (B) 5.75%, dated
     12/12/95, matures 01/17/96,
     repurchase price $130,747,500
     (collateralized by U.S. Treasury
     Bonds total par value $30,062,970,
     7.5%-13.75%, 8/15/04-11/15/24:
     U.S. Treasury Notes total par
     value $89,872,370, 4.375%-8.875%,
     02/29/96-08/15/02: total market
     value $132,447,439)                                  130,000       130,000
   Lanston (A) 5.90%, dated 12/29/95,
     matures 01/02/96, repurchase
     price $827,542 (collateralized by
     U.S. Treasury Note par value
     $805,000, 7.875%, matures
     07/31/96: market value $842,174)                         827           827
   Lehman Brothers(A) 5.95%, dated 12/29/95,
     matures 01/02/96, repurchase price
     $218,044,056 (collateralized by U.S.
     Treasury Notes total par value
     $219,019,000, 5.12-5.5%, 11/15/98-11/30/98:
     total market value $222,237,417)                     217,900       217,900
   Morgan Stanley(A) 5.90%, dated
     12/29/95, matures 01/02/96,
     repurchase price $250,163,889
     (collateralized by U.S. Treasury
     Note par value $248,785,000,
     6.75%, matures 05/31/97: market
     value $255,123,030)                                  250,000       250,000
   Swiss Bank Corporation(A) 5.87%,
     dated 12/29/95, matures
     01/02/96, repurchase price
     $187,120,661 (collateralized by
     U.S. Treasury Bonds total par
     value $140,924,000, 7.25%-10.375%,
     11/15/12-08/15/22: U.S. Treasury
     Note par value $1,200,000,
     6.00%, matures 08/31/97: total
     market value $188,818,903)                       $   185,000   $   185,000
                                                                    -----------
Total Repurchase Agreements
   (Cost $918,727,000)                                                  918,727
                                                                    -----------
Total Investments -- 100.4%
   (Cost $1,197,350,353)                                              1,197,350
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (0.4)%
   Other Asset and Liabilities, Net                                      (4,218)
                                                                    -----------

NET ASSETS:
   Portfolio shares of Class A
     (unlimited authorization -- no
     par value) based on
     1,192,737,651 outstanding shares
     of beneficial interest                                          1,192, 738
   Portfolio shares of Class D (unlimited
     authorization -- no par value) based
     on 215,306 outstanding shares of
     beneficial interest                                                    215
   Distributions in excess of net
     investment income                                                       (3)
   Accumulated net realized gain on
     investments                                                            182
                                                                    -----------
Total Net Assets-- 100.0%                                           $ 1,193,132
                                                                    ===========
Net Asset Value, Offering and
   Redemption Price Per Share --
   Class A                                                          $      1.00
                                                                    ===========
Net Asset Value, Offering and
   Redemption Price Per Share --
   Class D                                                          $      1.00
                                                                    ===========

(A)  Tri-party repurchase agreement
(B)  Term repurchase agreement
The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
================================================================================

SEI Liquid Asset Trust--December 31, 1995 (Unaudited)
GOVERNMENT SECURITIES PORTFOLIO

--------------------------------------------------------------------------------

Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 90.3%
   Federal Farm Credit Bank
     5.830%, 02/12/96                                   $   5,000     $   4,967
     5.700%, 02/20/96                                       1,785         1,771
   Federal Home Loan Bank
     5.680%, 01/24/96                                      30,000        29,997
     5.820%, 02/12/96                                       7,000         6,954
     5.820%, 02/15/96                                      12,590        12,502
     5.710%, 02/28/96                                       9,215         9,133
     5.600%, 03/15/96                                      13,000        12,854
     5.720%, 03/20/96                                       1,000           988
     5.640%, 03/27/96                                       2,235         2,206
     5.690%, 04/30/96                                         330           324
     5.770%, 10/04/96                                         535           513
     5.810%, 10/15/96                                       1,410         1,349
   Federal Home Loan Mortgage Corp.
     5.630%, 03/13/96                                       5,000         4,945
   Federal National Mortgage
     5.230%, 01/03/96 (A)                                  22,000        22,000
     5.820%, 02/22/96                                      17,000        16,863
     5.720%, 03/13/96                                       3,000         2,967
     5.710%, 03/15/96                                       5,000         4,944
     5.680%, 04/30/96                                       6,000         5,891
   Student Loan Marketing
     5.240%, 01/03/96 (A)                                  15,400        15,400
     5.400%, 01/03/96 (A)                                   8,000         8,028
     5.420%, 01/03/96 (A)                                   5,800         5,811
                                                                      ---------
Total U.S. Government Agency Obligations
   (Cost $170,406,781)                                                  170,407
                                                                      ---------

REPURCHASE AGREEMENTS -- 10.1%
   Goldman Sachs (B) 5.77%, dated
     12/12/95, matures 01/17/96,
     repurchase price $19,129,630
     (collateralized by Federal Home
     Loan Mortgage Corporation par
     value $18,829,604, 7.50%, matures
     11/01/25: market value
     $19,380,001)                                          19,000        19,000
                                                                      ---------
Total Repurchase Agreements
   (Cost $19,000,000)                                                    19,000
                                                                      ---------
Total Investments -- 100.4%
   (Cost $189,406,781)                                                  189,407
                                                                      ---------
OTHER ASSETS AND LIABILITIES -- (0.4)%
   Other Assets and Liabilities, Net                                       (765)
                                                                      ---------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value) based
     on 188,661,537 outstanding shares of
     beneficial interest                                              $ 188,662
   Accumulated net realized loss on
     investments                                                            (20)
                                                                      ---------
Total Net Assets-- 100.0%                                             $ 188,642
                                                                      =========
Net Asset Value, Offering and
   Redemption Price per Share                                         $    1.00
                                                                      =========

(A) Variable rate instrument. The rate reflected on the Statement of Net Assets is the rate in effect on December 29, 1995.
(B) Term repurchase agreement.
The accompanying notes are an integral part of the financial statements.

PRIME OBLIGATION PORTFOLIO

COMMERCIAL PAPER -- 58.0%
   American Express Credit
     5.520%, 04/19/96                                     $15,000      $ 14,749
   American General Financial
     5.690%, 01/30/96                                      10,000         9,954
   American Home Products (B)
     5.700%, 02/12/96                                       7,000         6,953
     5.660%, 03/07/96                                      10,000         9,896
   Associates Corporation of
     North America
     5.680%, 02/12/96                                      15,000        14,901
   Bear Stearns Companies
     5.770%, 01/16/96                                       7,000         6,983
   Chase Manhattan
     5.650%, 02/29/96                                      15,000        14,861
   Chevron UK Investment PLC
     5.720%, 02/05/96                                       4,600         4,574
   Ciesco LP
     5.650%, 02/13/96                                      10,000         9,933
     5.580%, 03/08/96                                       9,200         9,104
   CIT Group Holdings
     5.650%, 02/12/96                                       5,000         4,967
   Clipper Receivables
     5.870%, 01/31/96                                       5,000         4,976
   Corestates Capital
     5.680%, 02/16/96                                       8,000         7,942
   Esc Securitization
     5.720%, 02/02/96                                      21,000        20,893
   Ford Motor Credit
     5.680%, 02/09/96                                       5,000         4,969
     5.580%, 03/27/96                                      10,000         9,867

================================================================================


--------------------------------------------------------------------------------

Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
   General Electric Capital
     5.690%, 02/13/96                                  $ 10,000        $  9,932
     5.590%, 03/01/96                                    15,000          14,860
     5.580%, 04/11/96                                     5,000           4,922
   General Motors Acceptance
     5.680%, 02/15/96                                    10,000           9,929
     5.700%, 02/22/96                                     5,000           4,959
   Hewlett-Packard
     5.650%, 02/13/96                                     3,000           2,980
   Household International
     5.730%, 02/08/96                                    15,000          14,909
   IBM Credit
     5.510%, 04/24/96                                    15,000          14,738
   John Deere Capital
     5.640%, 03/29/96                                    15,000          14,793
     5.510%, 04/25/96                                    10,000           9,824
   McKenna Triangle
     5.660%, 02/15/96                                     7,775           7,720
   National Fuel Gas
     5.770%, 01/19/96                                    10,000           9,971
   NationsBanc
     5.640%, 04/03/96                                     8,000           7,884
   New Center Asset Trust
     5.710%, 02/02/96                                    15,000          14,924
   PNC Funding
     5.770%, 02/05/96                                    30,000          29,832
   Prefco
     5.870%, 01/18/96                                     5,000           4,986
     5.720%, 01/25/96                                     5,000           4,981
     5.730%, 01/25/96                                     8,000           7,969
   Province of Quebec
     5.800%, 01/23/96                                     6,000           5,979
     5.700%, 03/01/96                                    20,000          19,810
   Prudential Funding
     5.530%, 04/18/96                                     5,000           4,917
   Puerto Rico Development Bank
     5.650%, 02/28/96                                     5,000           4,954
   Riverwood Funding
     5.680%, 02/15/96                                    15,000          14,894
   Sears Roebuck Acceptance
     5.700%, 02/13/96                                    10,000           9,932
     5.720%, 02/13/96                                    10,000           9,932
     5.700%, 02/22/96                                    10,000           9,918
   Suntrust Banks
     5.610%, 02/08/96                                     5,000           4,970
     5.600%, 02/28/96                                     5,000           4,955
   Whirlpool
     5.750%, 01/29/96                                    10,000           9,955
     5.760%, 02/14/96                                     5,000           4,965
     5.680%, 02/15/96                                     5,000           4,965
     5.710%, 02/16/96                                     5,000           4,963
                                                                       --------
Total Commercial Paper
   (Cost $460,744,637)                                                  460,744
                                                                       --------

U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 10.6%
   Federal National Mortgage
     5.230%, 01/03/96 (A)                              $ 30,000        $ 30,000
   Student Loan Marketing (A)
     5.240%, 01/03/96 (A)                                24,000          24,000
     5.250%, 01/03/96 (A)                                 7,000           7,001
     5.260%, 01/03/96 (A)                                15,000          15,003
     5.260%, 01/03/96 (A)                                 8,000           8,000
                                                                        --------
Total U.S. Government Agency
   Obligations
   (Cost $84,003,928)                                                    84,004
                                                                        --------
CERTIFICATES OF DEPOSIT -- 7.0%
   Bank of America
     5.740%, 02/16/96                                      15,000        15,000
   Chase Manhattan
     5.770%, 04/15/96                                      12,000        12,000
   FNB Maryland
     5.740%, 02/05/96                                      14,000        14,000
   Wilmington Trust of Delaware
     5.680%, 03/27/96                                      15,000        15,000
                                                                        -------
Total Certificates of Deposit
   (Cost $55,999,944)                                                    56,000
                                                                        -------
BANK NOTES -- 3.8%
   Bank of New York
     5.520%, 05/22/96                                      15,000        14,995
   NationsBanc
     5.500%, 06/10/96                                      10,000        10,000
   Society National Bank Key
     6.000%, 04/25/96                                       5,000         5,002
                                                                        -------
Total Corporate Bond
   (Cost $29,997,381)                                                    29,997
                                                                        -------
FLOATING RATE INSTRUMENTS -- 13.8%
   Allstate (A)
     5.910%,                                               10,000        10,000
   Corestates Capital (A)
     5.860%, 01/05/96                                      10,000        10,000
   First Bank of South Dakota (A)
     5.910%, 05/06/96                                      21,000        20,999
   People's Security Funding
     Agreement (A) (B)
     6.090%, 01/01/96                                      33,000        33,000
   SMM Trust 1995-B (A)(B)
     5.990%, 01/03/96                                      10,000        10,000
   SMM Trust 1995-I (A)(B)
     5.770%, 01/28/96                                      19,998        19,998
   South Trust Bank of Alabama (A)
     5.920%, 04/19/96                                       6,000         6,000
                                                                        -------
Total Floating Rate Instruments
   (Cost $109,996,037)                                                  109,997
                                                                        -------

STATEMENT OF NET ASSETS
================================================================================

SEI Liquid Asset Trust--December 31, 1995 (Unaudited)


PRIME OBLIGATION PORTFOLIO (continued)

--------------------------------------------------------------------------------

Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 7.1%
   Lanston (C) 5.90%, dated 12/29/95,
     matures 01/02/96, repurchase
     price $146,096 (collateralized by
     U.S. Treasury Note par value
     $143,000, 7.875%, matures
     07/31/96: market value $149,604)                   $     146     $     146
   Lehman Brothers(C) 5.95%, dated
     12/29/95, matures 01/02/96,
     repurchase price $6,003,967
     (collateralized by U.S. Treasury
     Note par value $5,965,000, 6.125%,
     matures 05/15/98: market
     value $6,121,008)                                      6,000         6,000
   Lehman Brothers(C) 5.97%, dated 12/29/95,
     matures 01/02/96, repurchase price
     $50,233,299 (collateralized by Government
     mortgage agency securities total
     par value $50,320,000, 0.00%-7.98%,
     09/26/97-10/06/05: total market
     value $51,190,625)                                    50,200        50,200
                                                                      ---------
Total Repurchase Agreements
   (Cost $56,346,000)                                                    56,346
                                                                      ---------
Total Investments -- 100.3%
   (Cost $797,087,929)                                                $ 797,088
                                                                      ---------
OTHER ASSETS AND LIABILITIES -- (0.3)%
   Other Asset and Liabilities, Net                                      (2,074)
                                                                      ---------

NET ASSETS:
   Portfolio shares (unlimited
     authorization--no par value) based
     on 795,036,738 outstanding shares
     of beneficial interest                                             795,037
   Accumulated net realized loss on
     investments                                                            (23)
                                                                      ---------
Total Net Assets-- 100.0%                                             $ 795,014
                                                                      =========
Net Asset Value, Offering and
   Redemption Price Per Share                                         $    1.00
                                                                      =========

(A) Variable rate instrument. The rate reflected on the Statement of Net Assets is the rate in effect on December 29, 1995.
(B) Private Placement
(C) Tri-party repurchase agreement
The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
================================================================================

SEI Liquid Asset Trust--for the period ended December 31, 1995 (Unaudited)

                                                                          --------------  --------------
                                                                          INSTITUTIONAL
                                                                              CASH         MONEY MARKET
                                                                            PORTFOLIO        PORTFOLIO
                                                                          --------------  -------------
ASSETS:

Investments at Value:
   U.S. Treasury Bill, 4.81%, 3/14/96 (Cost $137,475,515)
     (Face Amount $138,840,000)                                            $137,475,516           --
   U.S. Treasury Bill, 4.96%, 3/28/96 (Cost $98,801,333)
     (Face Amount $100,000,000)                                              98,801,333           --
   Cash                                                                             645   $        100
                                                                           ------------   ------------
   Total assets                                                             236,277,494            100
                                                                           ------------   ------------
LIABILITIES:

   Accrued expense payable                                                        8,542           --
   Distributions payable                                                         88,866           --
                                                                           ------------   ------------
   Total liabilities                                                             97,408           --
                                                                           ------------   ------------
NET ASSETS:

   Applicable to 236,180,086 outstanding shares of beneficial interest
     (unlimited authorization -- no par value)                              236,180,086           --
   Applicable to 100 outstanding shares of beneficial interest
     (unlimited authorization-- no par value)                                      --              100
                                                                           ------------   ------------
   Total net assets                                                        $236,180,086   $        100
                                                                           ------------   ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE             $       1.00   $       1.00
                                                                           ============   ============

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
================================================================================

SEI Liquid Asset Trust--for the period ended December 31, 1995 (Unaudited)

                                                                           ----------  ----------  ----------  -------------
                                                                            TREASURY   GOVERNMENT    PRIME     INSTITUTIONAL
                                                                           SECURITIES  SECURITIES  OBLIGATION      CASH
                                                                           PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO
                                                                           ----------  ----------  ----------  -------------
Interest Income                                                             $ 38,964    $  6,032    $ 26,685    $     98
                                                                            --------    --------    --------    --------
EXPENSES:
   Management fee                                                              2,781         434       1,902           8
   Less management fees waived                                                  (475)       (171)       (378)       --
   Investment advisory fee                                                       208          32         142        --
   Custodian/wire agent fees                                                      54          42          44        --
   Professional fees                                                              16          19          13        --
   Trustee fees                                                                   10           6           9        --
   Registration & filing fees                                                     89          45          87        --
   Distribution fees                                                             212          34         157        --
   Insurance                                                                       2           4           4        --
   Other fees                                                                     20          10          12           1
                                                                            --------    --------    --------    --------
   Total expenses                                                              2,917         455       1,992           9
                                                                            --------    --------    --------    --------
NET INVESTMENT INCOME                                                         36,047       5,577      24,693          89
                                                                            --------    --------    --------    --------
   Net realized gain (loss) from security transactions                            30           1          (4)       --
                                                                            --------    --------    --------    --------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $ 36,077    $  5,578    $ 24,689    $     89
                                                                            ========    ========    ========    ========

     Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================

SEI Liquid Asset Trust--for the period ended December 31, 1995 (Unaudited)

                                                        --------------------------    --------------------------
                                                                TREASURY                      GOVERNMENT
                                                               SECURITIES                     SECURITIES
                                                        --------------------------    --------------------------
                                                          07/01/95-     07/01/94-      07/01/95-      07/01/94-
                                                          12/31/95      06/30/95       12/31/95       06/30/95
                                                        --------------------------    --------------------------
OPERATIONS:
     Net investment income                              $    36,047    $    63,230    $     5,577    $    12,192
     Net realized gain from security
       transactions                                              30            240              1             39
                                                        -----------    -----------    -----------    -----------
     Net increase in net assets resulting
       from operations                                       36,077         63,470          5,578         12,231
                                                        -----------    -----------    -----------    -----------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                (36,000)       (62,948)        (5,576)       (12,193)
     Class D                                                    (50)          (282)          --             --
   Net realized gains:
     Class A                                                   --             --             --             --
     Class D                                                   --             --             --             --
                                                        -----------    -----------    -----------    -----------
   Total dividends distributed                              (36,050)       (63,230)        (5,576)       (12,193)
                                                        -----------    -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER
  SHARE):
   Class A:
     Proceeds from shares issued                          4,793,948      9,652,814        705,276      1,544,000
     Shares issued in lieu of cash distributions                469            823            559            579
     Cost of shares repurchased                          (4,856,416)    (9,900,410)      (717,963)    (1,599,403)
                                                        -----------    -----------    -----------    -----------
     Decrease in net assets derived from
       Class A transactions                                 (61,999)      (246,773)       (12,128)       (54,824)
                                                        -----------    -----------    -----------    -----------
   Class D
     Proceeds from shares issued                              5,009         25,743           --             --
     Shares issued in lieu of cash distributions                  6              2           --             --
     Cost of shares repurchased                             (14,597)       (15,971)          --             --
                                                        -----------    -----------    -----------    -----------
     Increase in net assets derived from
       Class D transactions                                  (9,582)         9,774           --             --
                                                        -----------    -----------    -----------    -----------
     Decrease in net assets derived from
       capital share transactions                           (71,581)      (236,999)       (12,128)       (54,824)
                                                        -----------    -----------    -----------    -----------
       Net decrease in net assets                           (71,554)      (236,759)       (12,126)       (54,786)
                                                        -----------    -----------    -----------    -----------
NET ASSETS:
   Beginning of Period                                    1,264,686      1,501,445        200,768        255,554
                                                        -----------    -----------    -----------    -----------
   End of Period                                        $ 1,193,132    $ 1,264,686    $   188,642    $   200,768
                                                        ===========    ===========    ===========    ===========

     Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================

SEI Liquid Asset Trust--for the period ended December 31, 1995 (Unaudited)

                                                       --------------------------    --------------------------
                                                                 PRIME                     INSTITUTIONAL
                                                               OBLIGATION                      CASH
                                                       --------------------------    --------------------------
                                                         07/01/95-      07/01/94-     07/01/95-      07/01/94-
                                                         12/31/95       06/30/95      12/31/95       06/30/95
                                                       --------------------------    --------------------------
OPERATIONS:
     Net investment income                             $    24,693    $    52,597    $        89    $        93
     Net realized gain (loss) from security
       transactions                                             (4)            55           --             --
                                                       -----------    -----------    -----------    -----------
     Net increase in net assets resulting
       from operations                                      24,689         52,652             89             93
                                                       -----------    -----------    -----------    -----------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                               (24,693)       (52,597)           (89)           (93)
     Class D                                                  --             --             --             --
   Net realized gains:
     Class A                                                  --             --             --             --
     Class D                                                  --             --             --             --
                                                       -----------    -----------    -----------    -----------
   Total dividends distributed                             (24,693)       (52,597)           (89)           (93)
                                                       -----------    -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER
  SHARE):
   Class A:
     Proceeds from shares issued                         3,761,923      9,162,056        236,351        163,880
     Shares issued in lieu of cash distributions             5,466         11,333           --             --
     Cost of shares repurchased                         (3,913,234)    (9,151,091)          (171)      (163,880)
                                                       -----------    -----------    -----------    -----------
     Increase (decrease) in net assets derived from
       Class A transactions                               (145,845)        22,298        236,180           --
                                                       -----------    -----------    -----------    -----------
   Class D
     Proceeds from shares issued                              --             --             --             --
     Shares issued in lieu of cash distributions              --             --             --             --
     Cost of shares repurchased                               --             --             --             --
                                                       -----------    -----------    -----------    -----------
     Increase in net assets derived from
       Class D transactions                                   --             --             --             --
                                                       -----------    -----------    -----------    -----------
     Increase (decrease) in net assets derived
       from capital share transactions                    (145,845)        22,298        236,180           --
                                                       -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets              (145,849)        22,353        236,180           --
                                                       -----------    -----------    -----------    -----------
NET ASSETS:
   Beginning of Period                                     940,863        918,510           --             --
                                                       -----------    -----------    -----------    -----------
   End of Period                                       $   795,014    $   940,863    $   236,180    $      --
                                                       ===========    ===========    ===========    ===========

   Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
================================================================================

SEI Liquid Asset Trust--for the period ended December 31, 1995 (Unaudited)

For a Share Outstanding Throughout each Period


                                                                                                                           Ratio of
                                                                                                                             Net
       Net Asset                                Distributions  Distributions                                   Ratio of   Investment
         Value      Net        Realized and       from Net         from        Net Asset          Net Assets   Expenses     Income
       Beginning Investment      Unrealized      Investment   Realized Capital Value End  Total     End of    to Average  to Average
       Of Period   Income   Gains on Securities    Income          Gains       of Period  Return Period (000) Net Assets  Net Assets
====================================================================================================================================
-------------------
TREASURY SECURITIES
-------------------
CLASS A
  1995*** $1.00    $0.03             --            $(0.03)           --          $1.00    2.78%**  1,192,917     0.44%       5.46%
  1995     1.00     0.05             --             (0.05)           --           1.00    5.05     1,254,888     0.44        4.93
  1994     1.00     0.03             --             (0.03)           --           1.00    3.00     1,501,510     0.44        2.91
  1993     1.00     0.03             --             (0.03)           --           1.00    3.03     2,219,701     0.44        2.99
  1992     1.00     0.05             --             (0.05)           --           1.00    4.69     2,304,153     0.44        4.60
  1991     1.00     0.07             --             (0.07)           --           1.00    7.04     2,248,497     0.44        6.80
  1990     1.00     0.08             --             (0.08)           --           1.00    8.41     2,076,845     0.44        8.10
  1989     1.00     0.08             --             (0.08)           --           1.00    8.51     2,318,763     0.44        8.20
  1988     1.00     0.06             --             (0.06)           --           1.00    6.56     2,671,802     0.44        6.40
  1987     1.00     0.06             --             (0.06)           --           1.00    5.91     2,580,118     0.44        5.70
  1986     1.00     0.07             --             (0.07)           --           1.00    7.40     2,041,343     0.44        7.20
CLASS D
  1995***  1.00     0.03             --             (0.03)           --           1.00    2.60%**        215     0.79        5.11
  1995     1.00     0.05             --             (0.05)           --           1.00    4.69         9,798     0.79        5.15
  1994(1)  1.00     0.01             --             (0.01)           --           1.00    0.50**          23     0.79*       3.23*
---------------------
GOVERNMENT SECURITIES
---------------------
CLASS A
  1995*** $1.00    $0.03             --            $(0.03)           --          $1.00    2.75%**    188,642     0.44%       5.39%
  1995     1.00     0.05             --             (0.05)           --           1.00    5.18       200,768     0.44        5.04
  1994     1.00     0.03             --             (0.03)           --           1.00    3.04       255,554     0.44        2.96
  1993     1.00     0.03             --             (0.03)           --           1.00    3.05       507,832     0.44        3.00
  1992     1.00     0.05             --             (0.05)           --           1.00    4.72       399,938     0.44        4.60
  1991     1.00     0.07             --             (0.07)           --           1.00    7.08       520,187     0.44        6.80
  1990     1.00     0.08             --             (0.08)           --           1.00    8.48       368,318     0.44        8.10
  1989     1.00     0.08             --             (0.08)           --           1.00    8.69       467,056     0.44        8.30
  1988     1.00     0.07             --             (0.07)           --           1.00    6.83       523,274     0.44        6.70
  1987     1.00     0.06             --             (0.06)           --           1.00    5.99       479,968     0.44        5.80
  1986     1.00     0.07             --             (0.07)           --           1.00    7.52       222,215     0.44        7.30
----------------
PRIME OBLIGATION
----------------
CLASS A
  1995*** $1.00    $0.03             --            $(0.03)           --          $1.00    2.78%**    795,014     0.44%       5.47%
  1995     1.00     0.05             --             (0.05)           --           1.00    5.20       940,863     0.44        5.21
  1994     1.00     0.03             --             (0.03)           --           1.00    3.08       918,509     0.44        3.03
  1993     1.00     0.03             --             (0.03)           --           1.00    3.07     1,173,109     0.44        3.04
  1992     1.00     0.05             --             (0.05)           --           1.00    4.73     1,515,554     0.44        4.70
  1991     1.00     0.07             --             (0.07)           --           1.00    7.36     1,729,845     0.44        7.10
  1990     1.00     0.08             --             (0.08)           --           1.00    8.57     1,804,367     0.44        8.30
  1989     1.00     0.09             --             (0.09)           --           1.00    8.85     2,160,859     0.44        8.50
  1988     1.00     0.07             --             (0.07)           --           1.00    7.12     2,224,159     0.44        6.90
  1987     1.00     0.06             --             (0.06)           --           1.00    6.08     1,851,072     0.44        5.90
  1986     1.00     0.07             --             (0.07)           --           1.00    7.58     1,469,066     0.44        7.30
-------------------
INSTITUTIONAL CASH*
-------------------
CLASS A
  1995***  $1.00   $0.0004           --            $(0.0004)         --          $1.00    4.58%      236,180     0.44%       4.58%
  1995      1.00    0.0003           --             (0.0003)         --           1.00    4.94        --         0.44        5.19
  1994      1.00    0.0003           --             (0.0003)         --           1.00    2.60        --         0.44        2.63
  1993      1.00    0.0003           --             (0.0003)         --           1.00    2.83        --         0.44        2.66
  1992      1.00    0.0002           --             (0.0002)         --           1.00    3.47        --         0.44        3.50
  1991      1.00    0.0003       0.0001             (0.0003)      (0.0001)        1.00    7.12        --         0.42        5.90
  1990      1.00    0.0008       0.0003             (0.0008)      (0.0003)        1.00   10.22        --         0.44        7.80
  1989      1.00    0.0007       0.0002             (0.0007)      (0.0002)        1.00    8.49        --         0.44        6.80
  1988      1.00    0.0006       0.0001             (0.0006)      (0.0001)        1.00    4.02        --         0.44        5.20
  1987(2)   1.00    0.0003           --             (0.0003)         --           1.00    5.48        --         0.44        5.30


                         Ratio of
                           Net
          Ratio of      Investment
          Expenses        Income
         to Average     to Average
         Net Assets     Net Assets
         (Excluding     (Excluding
          Waivers)       Waivers)
=======================================================
-------------------
TREASURY SECURITIES
-------------------
CLASS A
  1995***   0.52%         5.38%
  1995      0.54          4.83
  1994      0.51          2.84
  1993      0.50          2.93
  1992      0.50          4.50
  1991      0.47          6.80
  1990      0.45          8.10
  1989      0.44          8.20
  1988      0.44          6.40
  1987      0.45          5.70
  1986      0.44          7.20
CLASS D
  1995***   0.87          5.03
  1995      0.89          5.05
  1994(1)   0.98*         3.04*
---------------------
GOVERNMENT SECURITIES
---------------------
CLASS A
  1995***   0.60%         5.23%
  1995      0.53          4.95
  1994      0.51          2.89
  1993      0.50          2.94
  1992      0.50          4.60
  1991      0.48          6.70
  1990      0.45          8.10
  1989      0.46          8.30
  1988      0.44          6.70
  1987      0.46          5.80
  1986      0.44          7.30
----------------
PRIME OBLIGATION
----------------
CLASS A
  1995***   0.53%         5.38%
  1995      0.53          5.12
  1994      0.51          2.96
  1993      0.50          2.98
  1992      0.49          4.60
  1991      0.47          7.10
  1990      0.45          8.30
  1989      0.44          8.50
  1988      0.44          6.90
  1987      0.45          5.90
  1986      0.44          7.30
-------------------
INSTITUTIONAL CASH*
-------------------
CLASS A
  1995***   0.44%         4.58%
  1995      0.44          5.19
  1994      0.44          2.63
  1993      0.44          2.66
  1992      0.44          3.50
  1991      0.42          5.90
  1990      0.44          7.80
  1989      0.44          6.80
  1988      0.44          5.20
  1987(2)   0.44          5.30

(1) Treasury Securities Class D commenced operations on May 4, 1994.
(2) Institutional Cash Fund commended operations on December 31, 1986.
  * Annualized
 ** Not Annualized
*** Ratios for Semi-Annual Period Ended December 31, 1995 (unaudited) have been annualized.
    Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI Liquid Asset Trust--December 31, 1995 (Unaudited)

1. ORGANIZATION
SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.
     The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with five portfolios: the Treasury Securities Portfolio, the Government Securities Portfolio, the Prime Obligation Portfolio, the Institutional Cash Portfolio and the Money Market Portfolio (the "Portfolios"). The Trust is registered to offer Class A shares of the portfolios and Class D (formerly the ProVantage Funds) shares of the Treasury Securities Portfolio. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. As of December 31, 1995 the Money Market Portfolio had not commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust.
     Security Valuation--Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     Federal Income Taxes--It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.
     Repurchase Agreements--Securities pledged as collateral for Repurchase Agreements are held by the Portfolio's custodian bank until maturity of the Repurchase Agreement. Provisions of the Agreement and procedures adopted by the Manager of the Trust ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty.
     The Trust also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default.
     If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.
     Discount and Premium Amortization--All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is currently included in interest income.
     Expenses--Expenses of the Trust which are not directly associated to a specific Portfolio are allocated on the basis of relative net asset value of the affected Portfolios.
     Classes--Expenses of a class of shares of beneficial interest are borne by that class. Income, expenses and realized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     Other--Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Distributions from net in-vestment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Portfolios are distributed to the shareholders of the affected Portfolios annually.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
SEI Financial Management Corporation (the "Manager") provides management, administrative and shareholder services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of each Portfolio with the exception of the Institutional Cash Portfolio for which the fee is calculated at an annual rate of .36%. The Manager has agreed to bear certain expenses of the Trust so that the total expenses do not exceed .44% of average daily net assets annually. For the fiscal year ended December 31, 1995 the management fee was $5,063,000 of which $1,024,000 was waived by the Manager in accordance with the expense limitation discussed above.

================================================================================


     In addition, the Trust and the Manager have entered into a separate Transfer Agent Agreement with respect to Class D shares under which DST Systems, Inc. is entitled to a fee of .15% of the average daily net assets of Class D plus out-of-pocket costs.
     Wellington Management Company serves as
the Investment Adviser of the Trust. For its servic-es, the Investment Adviser receives an annual fee equal to .075% of the Trust's average daily net asset value up to $500 million and .02% of such net asset value in excess of $500 million. At December 31, 1995, the Investment Adviser was a holder of beneficial interest in the Trust. The fees of the Investment Adviser are paid monthly.
     SEI Financial Services Company ("SFS") acts as the distributor of the shares of the Trust under a Distribution Agreement and Distribution Plans which provide for the Trust to reimburse SFS for its distribution expenses. Reimbursement for expenses incurred by SFS may not exceed .30% of a Portfo-lio's average daily net assets. Distribution expenses include, among other items, the compensation and benefits of sales personnel incurred by SFS in connection with the promotion and sale of shares. Dis-tribution expenses not attributable to a specific Portfolio are allocated among the Portfolios on the basis of their relative average daily net assets.
     In addition, the Treasury Securities Portfolio has registered an additional class of shares, Class D shares, for which a separate distribution plan has been adopted. The Class D Distribution Plan (the "Class D" Plan) provides for additional payments to the distributor of .25% of each of the Class D shares average daily net assets. As of the fiscal year end, SFS is taking a fee under the Class D Plan of only .20% of each of the Class D average daily net assets.


4. TRANSACTIONS WITH AFFILIATES
Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager or SFS. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager and/or SFS.
     CoreStates N.A., which is a Trust shareholder, acts as Custodian and Wire Agent for the Trust.

5. CAPITAL LOSS CARRYOVERS
At June 30, 1995, the Portfolios had a capital loss carryover, to the extent provided in regulations, for Federal income tax purposes as follows:

Government Securities
Portfolio:                       $16,295 expiring in 2001
Prime Obligation
Portfolio:                       $67,346 expiring in 2000
                                   5,140 expiring in 2003

========================
SEI LIQUID ASSET TRUST
========================
SEMI-ANNUAL REPORT
========================
December 31, 1995



Robert A. Nesher
Chairman

TRUSTEES
Richard F. Blanchard
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey

OFFICERS
David G. Lee
President and Chief Executive Officer
Jeffrey A. Cohen
Controller, Chief Financial Officer
Robert B. Carroll
Vice President, Assistant Secretary
Todd Cipperman
Vice President, Assistant Secretary
Joseph M. Lydon
Vice President, Assistant Secretary
Sandra K. Orlow
Vice President, Assistant Secretary
Kevin P. Robins
Vice President, Assistant Secretary
Kathryn L. Stanton
Vice President, Assistant Secretary
Richard W. Grant
Secretary

INVESTMENT ADVISER
Wellington Management Company

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Financial Management Corporation

DISTRIBUTOR
SEI Financial Services Company

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Price Waterhouse LLP


This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal. SEI Financial Services Company, the Distributor of the SEI Funds, is not affiliated with any bank.

For information call 1-800-DIAL-SEI/1-800-342-5734

                                      NOTES

SEI-F-013-02